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                                                Filed Pursuant to Rule 497(e)
                                                Registration File No.: 333-66203

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                                                                May 1, 2003
                                                                  Supplement

[MORGAN STANLEY LOGO OMITTED]
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                      SUPPLEMENT DATED MAY 1, 2003 TO THE

                PROSPECTUS OF MORGAN STANLEY INTERNATIONAL FUND

                            Dated December 30, 2002



The third paragraph of the section of the Prospectus titled "THE FUND -- Fund Management" is hereby deleted and replaced by the following:

     The Fund is managed by the Active International Allocation team. Ann D. Thivierge, a Managing Director of the Sub-Advisor, is a current member of the team.